UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2006
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ridgecrest Investment Management, LLC
Address: 220 East 42nd Street, 29th Floor
         New York, NY 10017

Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (212) 476-5517

Signature, Place, and Date of Signing:

         /s/ Todd McElroy          New York, New York          November 15, 2006
         ----------------          ------------------          -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                            ---------

Form 13F Information Table Entry Total:         73
                                            ---------

Form 13F Information Table Value Total:     $ 104,709
                                            ---------
                                            (thousands)

List of Other Included Managers:

None

                                                            MARKET
                                   TITLE OF                  VALUE   SHARES/  SH/  PUT/   INVESTMENT
NAME OF ISSUER                       CLASS        CUSIP     * 1000   PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
ACACIA RESEARCH - ACACIA         COMMON STOCK   003881307     1192    105000  SH             SOLE               105000
AETNA U S HEALTHCARE INC         COMMON STOCK   00817Y108     1978     50000  SH             SOLE                50000
***AGRIUM INC                    COMMON STOCK   008916108      810     30000  SH             SOLE                30000
ANDERSONS INC                    COMMON STOCK   034164103     1025     30000  SH             SOLE                30000
ANNALY CAPITAL MANAGEMENT INC    COMMON STOCK   035710409     2070    157500  SH             SOLE               157500
AON CORP                         COMMON STOCK   037389103     1694     50000  SH             SOLE                50000
ARKANSAS BEST CORP-DEL           COMMON STOCK   040790107      645     15000  SH             SOLE                15000
***BAIDU COM INC                 COMMON STOCK   056752108     1751     20000  SH             SOLE                20000
BALL CORP                        COMMON STOCK   058498106     2023     50000  SH             SOLE                50000
BANK OF NEW YORK CO INC          COMMON STOCK   064057102     1234     35000  SH             SOLE                35000
BEA SYSTEMS INC                  COMMON STOCK   073325102     1368     90000  SH             SOLE                90000
BROADBAND HOLDRS TR              COMMON STOCK   11130P104     1211     70000  SH             SOLE                70000
BUILDING MATERIALS HOLDING       COMMON STOCK   120113105     1041     40000  SH             SOLE                40000
CBRL GROUP INC                   COMMON STOCK   12489V106     1415     35000  SH             SOLE                35000
C-COR INC                        COMMON STOCK   125010108      858    100000  SH             SOLE               100000
CIGNA CORP                       COMMON STOCK   125509109     4071     35000  SH             SOLE                35000
CISCO SYSTEMS INC                COMMON STOCK   17275R102     1150     50000  SH             SOLE                50000
CITIGROUP INC                    COMMON STOCK   172967101     2235     45000  SH             SOLE                45000
COGENT COMMUNICATIONS GROUP      COMMON STOCK   19239V302      464     40000  SH             SOLE                40000
CONSECO INC                      COMMON STOCK   208464883     1050     50000  SH             SOLE                50000
COVANTA HOLDING CORPORATION      COMMON STOCK   22282E102     1399     65000  SH             SOLE                65000
CROCS INC                        COMMON STOCK   227046109     1273     37500  SH             SOLE                37500
DIGITAS INC                      COMMON STOCK   25388K104     1016    105620  SH             SOLE               105620
EAGLE TEST SYSTEMS INC           COMMON STOCK   270006109     1487     90000  SH             SOLE                90000
FMC TECHNOLOGIES INC             COMMON STOCK   30249U101     1343     25000  SH             SOLE                25000
FINISAR CORP                     COMMON STOCK   31787A101      780    215000  SH             SOLE               215000
FOOT LOCKER INC                  COMMON STOCK   344849104      505     20000  SH             SOLE                20000
GENERAL ELECTRIC CO              COMMON STOCK   369604103     1765     50000  SH             SOLE                50000
GENESIS MICROCHIP INC            COMMON STOCK   37184C103     1177    100000  SH             SOLE               100000
GREAT WOLF RESORTS INC           COMMON STOCK   391523107     1256    105000  SH             SOLE               105000
GREENBRIER COMPANIES INC         COMMON STOCK   393657101     1451     50000  SH             SOLE                50000
HALLIBURTON CO                   COMMON STOCK   406216101      711     25000  SH             SOLE                25000
HARTFORD FINANCL  SERV GRP INC   COMMON STOCK   416515104     2603     30000  SH             SOLE                30000
HILTON HOTELS CORP               COMMON STOCK   432848109      975     35000  SH             SOLE                35000
HUB GROUP INC-CL A               COMMON STOCK   443320106      570     25000  SH             SOLE                25000
IMS HEALTH INC                   COMMON STOCK   449934108     2398     90000  SH             SOLE                90000
INTEL CORP                       COMMON STOCK   458140100     2468    120000  SH             SOLE               120000
INTERCONTINENTALEXCHANGE INC     COMMON STOCK   45865V100     1501     20000  SH             SOLE                20000
**ISHARES INC                    COMMON STOCK   464286848     1083     80000  SH             SOLE                80000
**ISHARES TRUST                  COMMON STOCK   464287655      720     10000  SH             SOLE                10000
***KONINKLIJKE PHILIPS ELECTRS   COMMON STOCK   500472303     3501    100000  SH             SOLE               100000
KOPPERS HLDGS INC                COMMON STOCK   50060P106     1518     80000  SH             SOLE                80000
LANDSTAR SYSTEMS INC             COMMON STOCK   515098101      427     10000  SH             SOLE                10000
LEHMAN BROTHERS HOLDINGS INC     COMMON STOCK   524908100     1477     20000  SH             SOLE                20000
MAXWELL TECHNOLOGIES INC         COMMON STOCK   577767106     1047     51462  SH             SOLE                51462
MEDCO HEALTH SOLUTIONS INC       COMMON STOCK   58405U102     2404     40000  SH             SOLE                40000
MEDIMMUNE INC                    COMMON STOCK   584699102     2045     70000  SH             SOLE                70000
MILLIPORE CORP                   COMMON STOCK   601073109     3065     50000  SH             SOLE                50000
NEW YORK & CO INC                COMMON STOCK   649295102      785     60000  SH             SOLE                60000
NEWELL RUBBERMAID INC            COMMON STOCK   651229106     1416     50000  SH             SOLE                50000
NUANCE COMMUNICATIONS INC        COMMON STOCK   67020Y100      817    100000  SH             SOLE               100000
PALM INC                         COMMON STOCK   696643105      582     40000  SH             SOLE                40000
PENN NATIONAL GAMING INC         COMMON STOCK   707569109      548     15000  SH             SOLE                15000
PHOENIX COMPANIES INC NEW        COMMON STOCK   71902E109     1050     75000  SH             SOLE                75000
PINNACLE ENTERTAINMENT INC       COMMON STOCK   723456109     2250     80000  SH             SOLE                80000
QUEST SOFTWARE INC               COMMON STOCK   74834T103     1142     80000  SH             SOLE                80000
RF MICRO DEVICES INC             COMMON STOCK   749941100      948    125000  SH             SOLE               125000
RADIO ONE INC CL D NON VTG       COMMON STOCK   75040P405     1000    160000  SH             SOLE               160000
RARE HOSPITALITY INTERNATIONAL   COMMON STOCK   753820109     1070     35000  SH             SOLE                35000
READERS DIGEST ASSOCIATION INC   COMMON STOCK   755267101      648     50000  SH             SOLE                50000
SANDISK CORP                     COMMON STOCK   80004C101      803     15000  SH             SOLE                15000
SOTHEBYS HOLDINGS INC-CL A       COMMON STOCK   835898107      484     15000  SH             SOLE                15000
SOVEREIGN BANCORP INC            COMMON STOCK   845905108     2581    120000  SH             SOLE               120000
STELLENT INC                     COMMON STOCK   85856W105     1084    100000  SH             SOLE               100000
SYMANTEC CORP                    COMMON STOCK   871503108     1702     80000  SH             SOLE                80000
THERMO ELECTRON CORP             COMMON STOCK   883556102     2950     75000  SH             SOLE                75000
3M COMPANY                       COMMON STOCK   88579Y101     2977     40000  SH             SOLE                40000
TIBCO SOFTWARE INC               COMMON STOCK   88632Q103      898    100000  SH             SOLE               100000
TRONOX INC                       COMMON STOCK   897051108     2295    180000  SH             SOLE               180000
UAL CORPORATION                  COMMON STOCK   902549807     1063     40000  SH             SOLE                40000
VA SOFTWARE CORP                 COMMON STOCK   91819B105      302     75000  SH             SOLE                75000
WASTE MANAGEMENT INC DEL         COMMON STOCK   94106L109     1834     50000  SH             SOLE                50000
***FOSTER WHEELER LTD            COMMON STOCK   G36535139      772     20000  SH             SOLE                20000
                                 COMMON STOCK   G90078109     1465     20000  SH             SOLE                20000
                                                            104709

No. of Other Managers 0